Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [Line Items]
Allowance for inventories valuation	₩ 77,832	₩ 52,348	₩ 161,929